BUSINESS ACQUISITIONS - Impact on Company's Consolidated Earnings (Details) - USD ($) $ in Thousands	5 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Revenue			$ 1,531,469	$ 1,213,028	$ 1,158,519
Net loss			$ (70,005)	$ (73,455)	$ (41,224)
Nuevopak Global Limited
Disclosure of detailed information about business combination [line items]
Revenue	$ 2,889
Net loss	$ 804
Nortech Packaging Acquisition
Disclosure of detailed information about business combination [line items]
Revenue		$ 11,674
Net loss		$ 2,103